Consolidated statement of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Income (loss) before income tax	$ 309,291,000	$ (676,658,000)	$ (215,880,000)
Impairment loss of non-current assets		557,497,000	142,133,000
Depreciation and amortization	258,711,000	243,925,000	317,892,000
Interest and foreign exchange effects	143,496,000	157,806,000	63,286,000
Loss on sale of property, plant and equipment and intangible assets	4,891,000	2,268,000	857,000
Changes in accruals	21,325,000	13,159,000	3,854,000
Changes in fair value of loans and financings	(19,380,000)	8,058,000	6,640,000
Changes in fair value of derivative financial instruments	26,408,000	7,809,000	4,649,000
Contractual obligations	(25,729,000)	(20,679,000)	(25,660,000)
GSF recovered costs	(19,407,000)
Changes in operating assets and liabilities	(38,487,000)	105,330,000	(50,623,000)
Cash provided by operating activities	661,119,000	398,515,000	247,148,000
Interest paid on loans and financings	(121,112,000)	(69,906,000)	(71,804,000)
Interest paid on lease liabilities	(1,415,000)	(1,385,000)	(3,259,000)
Premium paid on bonds repurchase		(14,481,000)
Income tax paid	(45,607,000)	(21,043,000)	(49,262,000)
Net cash provided by operating activities	492,985,000	291,700,000	122,823,000
Cash flows from investing activities
Additions of property, plant and equipment	(485,204,000)	(323,688,000)	(396,672,000)
Net sales (purchases) of financial investments	20,076,000	(47,522,000)	54,710,000
Proceeds from the sale of property, plant and equipment	2,210,000	2,014,000	6,570,000
Investments in equity instruments	(6,356,000)
Net cash used in investing activities	(469,274,000)	(369,196,000)	(335,392,000)
Cash flows from financing activities
New loans and financings	59,771,000	1,296,496,000	106,229,000
Debt issue costs	(178,000)	(9,921,000)	(255,000)
Payments of loans and financings	(251,044,000)	(542,983,000)	(19,437,000)
Prepayment of fair value debt	(90,512,000)
Bonds repurchase		(214,530,000)
Payments of lease liabilities	(9,827,000)	(9,100,000)	(13,280,000)
Dividends paid	(52,344,000)	(55,964,000)	(113,389,000)
Dividends not withdrawn		1,009,000
Repurchase of the Company's own shares			(8,103,000)
Acquisition of non-controlling interests			(71,054,000)
Capital reduction of subsidiary – non-controlling interests		(13,392,000)
Net cash (used in) provided by financing activities	(344,134,000)	451,615,000	(119,289,000)
Foreign exchange effects on cash and cash equivalents	(21,923,000)	(16,070,000)	(2,462,000)
Other high liquid short term investments		29,496,000
(Decrease) increase in cash and cash equivalents	(342,346,000)	387,545,000	(334,320,000)
Cash and cash equivalents at the beginning of the year	1,086,163,000	698,618,000	1,032,938,000
Cash and cash equivalents at the end of the year	$ 743,817,000	$ 1,086,163,000	$ 698,618,000